Expense Example - Innovator Nasdaq-100(R) Managed 10 Buffer ETF - Innovator Nasdaq-100(R) Managed 10 Buffer ETF	Feb. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252